Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 07, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	ACE MARKETING & PROMOTIONS INC
Entity Central Index Key	0001084267
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 13,406,000
Entity Common Stock, Shares Outstanding		34,230,252
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012